Borrowings - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 19, 2022 EUR (€) interest_cap	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€) interest_cap	Dec. 31, 2023 EUR (€) interest_cap	Dec. 31, 2022 EUR (€)	Dec. 27, 2024 EUR (€)	Dec. 20, 2024 EUR (€)	Jul. 08, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			€ 0	€ 0	€ 23,403,000
Proceeds from borrowings			164,851,000	82,400,000	159,210,000
Borrowings			512,014,000	350,722,000
Commitment Fees			111,000
Other changes			(994,000)	(84,000)
Interest payable			28,116,000	23,364,000
Interest paid			(14,048,000)	(9,407,000)
Current interest payable			(14,897,000)	(13,019,000)
Payments for debt issue costs			(166,000)	(1,080,000)
Trade and other current payables			€ 0	56,000
Interest Rate Cap
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 240,500,000			€ 240,500,000
Interest Rate Cap | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage			65.00%	67.00%
Interest Rate Cap
Disclosure of detailed information about borrowings [line items]
Number of derivative instruments | interest_cap	2		2	2
Renewed facility
Disclosure of detailed information about borrowings [line items]
Increasing total existing available facility	€ 230,000,000
Notional amount	400,000,000
Percentage of commitment fee per year equal to the applicable margin (percent)			35.00%
Commitment fee payment period			42 months
Commitment fee rate (percent)			1.365%
Interest rate			3.90%
Proceeds from borrowings			€ 150,000,000
Borrowings			364,577,000	€ 350,722,000
Other changes			(996,000)	(87,000)
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	30,000,000
Proceeds from borrowings			10,712,000	12,500,000
Renewed facility | Facility for Collateral Provided to Supplier
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			6,461,000	0
Senior Debt Bank Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	170,000,000	€ 170,000,000
Guarantee Facility | More than one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			326,000	17,500,000
Renewed facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			8,390,000
Borrowing costs incurred			2,564,000	€ 624,000	€ 11,657,000
Renewed facility | Interest Rate Cap | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage				85.00%
Renewed facility | More than one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			0	€ 8,390,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 30,000,000		29,674,000	12,500,000
EBRD
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 20,000,000
Borrowing costs incurred			174,000
EBRD | More than one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			20,000,000	0
Convertible instruments
Disclosure of detailed information about borrowings [line items]
Interest rate						15.00%	15.00%
Borrowings			147,437,000	€ 0		€ 150,000,000
Principal amount per bond							€ 100,000
Other changes			€ 1,000